GMO Core Plus Bond Series Fund
GMO Core Plus Bond Series Fund
As of the Effective Date, the sections appearing on page 54 of the Prospectus captioned “Fees and expenses” and “Example” relating to GMO Core Plus Bond Series Fund are replaced with the following:
Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Core Plus Bond Series Fund		Class R4	Class R5	Class R6	Class PS
Management fee	[1],[2]	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fee	[2],[3]	0.25%	0.10%	none	none
Administration fee	[2]	0.05%	0.05%	0.05%	0.20%	[4]
Other expenses	[2]	0.16%	0.16%	0.16%	0.16%
Acquired fund fees and expenses	[2],[5]	0.36%	0.36%	0.36%	0.36%
Total annual fund operating expenses	[2]	1.07%	0.92%	0.82%	0.97%
Expense reimbursement	[2],[6]	(0.01%)	(0.01%)	(0.01%)	(0.11%)
Total annual fund operating expenses after expense reimbursement	[2]	1.06%	0.91%	0.81%	0.86%
[1]	The amount reflects the management fee paid by Core Plus Bond Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Core Plus Bond Fund.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Core Plus Bond Fund ("Core Plus Bond Fund"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund's Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund's Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[5]	These indirect expenses include net expenses borne by Core Plus Bond Fund as a result of its investment in underlying funds. These expenses represent approximately 0.04% of net indirect operating expenses, less than 0.01% of interest expense and 0.32% of indirect transaction fees.
[6]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both Core Plus Bond Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GMO Core Plus Bond Series Fund - USD ($)	1 Year	3 Years
Class R4	108	414
Class R5	93	367
Class R6	83	336
Class PS	88	373